INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Purchase Price Allocation) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 14, 2012 Second 2012 Affiliate Company [Member]	Nov. 15, 2012 Second 2012 Affiliate Company [Member]	Dec. 31, 2011 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2013 2013 Affiliate Company [Member] CNY	Oct. 17, 2013 2013 Affiliate Company [Member]	Dec. 31, 2012 2013 Affiliate Company [Member] CNY
Schedule of Equity Method Investments [Line Items]
Fair value of net assets acquired					752,396				(66,501)
Identifiable intangible assets					10,180,016				389,809
Deferred tax liabilities arising from the acquisition					(2,545,004)				(97,452)
Goodwill					20,539,746				4,274,144
Total purchase price	$ 8,600,895	52,067,235	42,030,976	34,229,116	28,927,154				4,500,000
Ownership interest					35.00%	14.00%	21.00%		10.00%	10.00%